Derivative financial instrument liabilities (Details 2) - Derivative Warrant Liabilities [Member] - $ / shares	12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022
IfrsStatementLineItems [Line Items]
Share price	$ 0.39	$ 0.48
Dividend yield	0.00%	0.00%
Expected volatility	52.00%
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Risk-free interest rate	4.43%	3.32%
Expected volatility		55.00%
Remaining term (in years)	2 years 6 months	10 months 24 days
Top of range [member]
IfrsStatementLineItems [Line Items]
Risk-free interest rate	4.66%	3.44%
Expected volatility		60.00%
Remaining term (in years)	3 years 4 months 24 days	4 years 4 months 24 days